Variable Interest Entities - Schedule of Assets and Liabilities of Lessor VIEs (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Debt:
Current portion of long-term debt and short-term debt	$ 802,323	$ 730,257
Long-term interest bearing debt - non-current portion	1,665,185	1,835,102
Total liabilities	2,863,783	2,980,804
Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	114,976	176,428
Debt:
Current portion of long-term debt and short-term debt	724,016	646,513
Long-term interest bearing debt - non-current portion	1,032,197	1,200,774
Total liabilities	1,756,213	$ 1,847,287
ICBCL Agreement | Golar Glacier | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	10,652
Debt:
Current portion of long-term debt and short-term debt	146,203
Long-term interest bearing debt - non-current portion	0
Total liabilities	146,203
ICBCL Agreement | Golar Kelvin | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	9
Debt:
Current portion of long-term debt and short-term debt	155,626
Long-term interest bearing debt - non-current portion	0
Total liabilities	155,626
ICBCL Agreement | Golar Snow | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	8,707
Debt:
Current portion of long-term debt and short-term debt	144,742
Long-term interest bearing debt - non-current portion	0
Total liabilities	144,742
ICBCL Agreement | Golar Ice | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	11,346
Debt:
Current portion of long-term debt and short-term debt	120,748
Long-term interest bearing debt - non-current portion	0
Total liabilities	120,748
CMBL Agreement | Golar Tundra | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	0
Debt:
Current portion of long-term debt and short-term debt	11,065
Long-term interest bearing debt - non-current portion	102,256
Total liabilities	113,321
CCBFL Agreement | Golar Seal | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	23,370
Debt:
Current portion of long-term debt and short-term debt	0
Long-term interest bearing debt - non-current portion	123,105
Total liabilities	123,105
COSCO Shipping Agreement | Golar Crystal | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	4,103
Debt:
Current portion of long-term debt and short-term debt	5,748
Long-term interest bearing debt - non-current portion	88,036
Total liabilities	93,784
CSSC | Hilli | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	56,789
Debt:
Current portion of long-term debt and short-term debt	139,884
Long-term interest bearing debt - non-current portion	718,800
Total liabilities	$ 858,684